Equity - Schedule of Consolidation Elimination Adjustments (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Statements of Financial Position
Total net assets (liabilities)	$ 2,383,335	$ 3,326,338
Accumulated non-controlling interest	69,087	94,445	$ 218,082	$ 217,280
Non controlling Interest [Member]
Summary Statements of Financial Position
Accumulated non-controlling interest	69,087	94,445
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Summary Statements of Financial Position
Current assets	5,177,419	5,383,819
Current liabilities	(3,184,281)	(3,112,252)
Net current assets (liabilities)	1,993,138	2,271,567
Non-current assets	856,927	1,174,958
Non-current liabilities	(2,286,951)	(2,729,714)
Net non-current assets (liabilities)	(1,430,024)	(1,554,756)
Total net assets (liabilities)	563,114	716,811
Accumulated non-controlling interest	$ 68,683	$ 93,967